Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Buildings	2,478,741	2,478,634	359,368
Leasehold improvements	176,442	154,900	22,458
Furniture, fixtures and equipment	136,624	135,337	19,622
Motor vehicles	46,326	33,148	4,806
Software	171,079	190,227	27,581
	3,009,212	2,992,246	433,835
Accumulated depreciation	(444,876)	(546,988)	(79,306)
	2,564,336	2,445,258	354,529
Construction in progress	16,599	41,059	5,953
Property and equipment, net	2,580,935	2,486,317	360,482